SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of ITUS Corporation and its wholly owned subsidiaries.  All intercompany transactions have been eliminated.

 Revenue Recognition

Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed pursuant to the terms of the arrangement, (iii) amounts are fixed or determinable, and (iv) the collectability of amounts is reasonably assured.

Patent Licensing

In certain instances, our past revenue arrangements have provided for the payment of contractually determined fees in settlement of litigation and in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company.  These arrangements typically include some combination of the following: (i) the grant of a non-exclusive, retroactive and future license to manufacture and/or sell products covered by patented technologies owned or controlled by the Company, (ii) a covenant-not-to-sue, (iii) the release of the licensee from certain claims, and (iv) the dismissal of any pending litigation.  In such instances, the intellectual property rights granted have been perpetual in nature, extending until the expiration of the related patents.  Pursuant to the terms of these agreements, we had no further obligations.   As such, the earnings process was complete and revenue has been recognized upon the execution of the agreement, when collectability was reasonably assured, and when all other revenue recognition criteria were met.

Inventor Royalties and Contingent Legal Fees

Inventor royalties and contingent legal fees are expensed in the consolidated statements of operations in the period that the related revenues are recognized.

Research and Development Expenses

Research and development expenses, consisting primarily of salaries and other direct costs associated with developing a platform for non-invasive blood tests for early detection of cancer, are expensed in the consolidated financial statements in the year incurred.

Fair Value Measurements

Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  In accordance with ASC 820, we have categorized our financial assets and liabilities, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 - Financial instruments whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 - Financial instruments whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the instrument.

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2016:

	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$1,899,136	$-	$-	$1,899,136
Certificates of deposit - Short term investments	-	750,000	-	750,000
Total financial assets	$1,899,136	$750,000	$-	$2,649,136

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2015:

	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$467,967	$-	$-	$467,967
Certificates of deposit - Short term investments	-	2,400,000	-	2,400,000
Total financial assets	$467,967	$2,400,000	$-	$2,867,967

The following table presents the hierarchy for our financial liabilities measured at fair value on the transaction date and then adjusted for the subsequent accretion of interest, as of October 31, 2016:

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	$4,171,876	$4,171,876

The following table presents the hierarchy for our financial liabilities measured at fair value on the transaction date and then adjusted for the subsequent accretion of interest, as of October 31, 2015:

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	$3,688,187	$3,688,187

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

Patent acquisition obligation:
Balance October 31, 2014	$3,236,281
Accretion of interest on patent obligation	451,906
Balance October 31, 2015	3,688,187
Accretion of interest on patent obligation	519,946
Royalty payment applied to patent acquisition obligation	(36,257)
Balance October 31, 2016	$4,171,876

Our non-financial assets that are measured on a non-recurring basis include our patents and property and equipment which are measured using fair value techniques whenever events or changes in circumstances indicate a condition of impairment exists.  The estimated fair value of prepaid expenses, accounts payable and accrued expenses approximates their individual carrying amounts due to the short term nature of these measurements.

Cash and Cash Equivalents

Cash equivalents consists of highly liquid, short term investments with original maturities of three months or less when purchased.

Short-term Investments

At October 31, 2016 and 2015, we had certificates of deposit with maturities greater than 90 days and less than 12 months when acquired of $750,000 and $2,400,000, respectively, that were classified as short-term investments and reported at fair value.

Patents

Our only identifiable intangible assets are patents and patent rights.  We capitalize patent and patent rights acquisition costs and amortize the cost over the estimated economic useful life.  No patent acquisition costs were capitalized during the years ended October 31, 2016 and 2015.  We recorded patent amortization expense of approximately $325,000 and $325,000 during the years ended October 31, 2016 and 2015, respectively.

Impairment

Long-lived assets, including intangible assets that are amortized, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates potential impairment by comparing the carrying amount of the assets with the estimated undiscounted future cash flows associated with them. Should the analysis indicate that an asset is not recoverable, the carrying value of the asset would be reduced to fair value and a corresponding charge would be recognized.

Intangible assets that are not amortized are reviewed for impairment at least annually. The Company evaluates potential impairment by comparing the carrying amount of the asset with its estimated fair value. Should the carrying amount exceed the estimated fair value, a corresponding charge would be recognized for the difference.

Income Taxes

We recognize deferred tax assets and liabilities for the estimated future tax effects of events that have been recognized in our financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.  A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Stock-Based Compensation

We maintain stock equity incentive plans under which we may grant non-qualified stock options, incentive stock options, stock appreciation rights, stock awards, performance and performance-based awards, or stock units to employees, non-employee directors and consultants.

Stock Option Compensation Expense

We account for stock options granted to employees and directors using the accounting guidance in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of service based options and performance based options on the date of grant, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock achieves a defined target, we use a Monte Carlo simulation in estimating the fair value at grant date. We recognize compensation expense for stock option awards over the requisite or implied service period of the grant.  With respect to performance based awards, compensation expense is recognized when the performance target is deemed probable.  We recorded stock-based compensation expense, related to stock options granted to employees and directors, of approximately $874,000 and $2,192,000, during the years ended October 31, 2016 and 2015, respectively.

Included in stock-based compensation cost for employees and directors during the years ended October 31, 2016 and 2015 was approximately $393,000 and $2,093,000, respectively, related to the amortization of compensation cost for stock options granted in prior periods but not yet vested.  As of October 31, 2016, there was unrecognized compensation cost related to non-vested stock options granted to employees and directors, related to service based options of approximately $1,139,000 which will be recognized over a weighted-average period of 2.3 years.

We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of service based stock options and performance based options at each reporting period, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock achieves a defined target we estimate the fair value at each reporting period using a Monte Carlo simulation.  We recognize compensation expense for service based stock options and options subject to market conditions over the requisite or implied service period of the grant.  For performance based awards, compensation expense is recognized when the performance target is achieved.

We recorded consulting expense, related to stock options granted to consultants, during the years ended October 31, 2016 and 2015 of approximately $-0- and $484,000, respectively.  Stock-based consulting expense for the years ended October 31, 2016 and 2015 includes approximately $-0- and $484,000, respectively, related to the amortization of compensation cost for stock options granted in prior periods but vested in the current period. As of October 31, 2016, there was no unrecognized consulting expense related to non-vested stock options granted to consultants.

Fair Value Determination

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving performance targets.  To determine the weighted average fair value of stock options on the date of grant, employees and directors are included in a single group.  The fair value of stock options granted to consultants is determined on an individual basis.  The stock options we granted during the year ended October 31, 2015 consisted of awards with 10-year terms that vest over one year, options with 10-year terms that vest over 36 months. The stock options we granted during the year ended October 31, 2014 consisted of awards with 10-year terms that vest over one year and options with 10-year terms that vest over 36 months, options with 5-year terms which vest immediately and options with 10-year terms which vest upon achievement of performance milestones.

The following weighted average assumptions were used in estimating the fair value of stock options granted during the years ended October 31, 2016 and 2015:

	For the Year Ended October 31,

	2016	2015
Weighted average fair value at grant date	$2.84	$3.09
Valuation assumptions:
Expected life (years)	5.70	5.75
Expected volatility	181.1%	117.8%
Risk-free interest rate	1.26%	2.01%
Expected dividend yield	0%	0%

The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  We use the simplified method to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms from historical options which vested immediately to terms including vesting periods of up to three years.  Under the Black-Scholes pricing model, we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience and future expectations, we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of ASC 718 in future periods, the compensation expense that we record under ASC 718 may differ significantly from what we have recorded in the current period.

Net Loss Per Share of Common Stock

In accordance with ASC 260, “Earnings Per Share”, basic net loss per common share (“Basic EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding.  Diluted net loss per common share (“Diluted EPS”) is computed by dividing net loss by the weighted average number of common shares and dilutive common share equivalents and convertible securities then outstanding.  Diluted EPS for all years presented is the same as Basic EPS, as the inclusion of the effect of common share equivalents then outstanding would be anti-dilutive.  For this reason, excluded from the calculation of Diluted EPS for the years ended October 31, 2016 and 2015, were options to purchase 3,086,472 and 2,672,471 shares, respectively, warrants to purchase 707,379 shares and 1,028,931 shares, respectively, preferred stock convertible into 739,958 shares.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates and assumptions are used for, but not limited to, determining stock-based compensation, asset impairment evaluations, tax assets and liabilities, license fee revenue, the allowance for doubtful accounts, depreciation lives and other contingencies.  Actual results could differ from those estimates.

Effect of Recently Issued Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers.  This amendment updates addressing revenue from contracts with customers, which clarifies existing accounting literature relating to how and when a company recognizes revenue. Under the standard, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services.  This standard update is effective for interim and annual reporting periods beginning after December 15, 2016, and are to be applied retrospectively or the cumulative effect as of the date of adoption, with early application not permitted.  In July 2015, a one-year deferral of the effective date of the new guidance was approved.  We are currently evaluating the impact ASU 2014-09 will have on our consolidated financial statements and related disclosures.

In June 2014, the FASB issued Accounting Standards Update 2014-12 (“ASU 2014-12”), Compensation – Stock Compensation.  This amendment requires that a performance target that affects vesting and could be achieved after the requisite service period shall be treated as a performance condition. Adoption of this standard is required for annual periods beginning after December 15, 2015. Early adoption is permitted.   We do not expect this update to have a significant impact on our consolidated financial statements and related disclosures.

In August 2014, the FASB issued Accounting Standards Update 2014-15 (“ASU 2014-15”).  This amendment requires management to assess an entity’s ability to continue as a going concern every reporting period including interim periods, and to provide related footnote disclosure in certain circumstances. Adoption of this standard is required for annual periods ending after December 15, 2016 and are to be applied retrospectively or the cumulative effect as of the date of adoption. We do not expect this update to have a significant impact on our consolidated financial statements and related disclosures.

In April 2015, the FASB issued Accounting Standards Update 2015-03 (“ASU 2015-03”) to simplify the presentation of debt issuance costs. This amendment requires debt issuance costs be presented on the balance sheet as a direct reduction from the carrying amount of the debt liability, consistent with debt discounts or premiums. Adoption of this standard is required for interim and annual periods beginning after December 15, 2015 and is to be applied retrospectively.  The adoption of this amendment on November 1, 2016 did not have an impact on our consolidated financial statements and related disclosures.

In November 2015, the FASB issued Accounting Standards Update 2015-17 (“ASU 2015-17”) to simplify the presentation of deferred taxes. This amendment requires that all deferred tax assets and liabilities, along with any related valuation allowances, be classified as noncurrent on the balance sheet.  Adoption of this standard is required for annual periods beginning after December 15, 2016.  We are currently evaluating the impact ASU 2015-17 will have on our consolidated financial statements and related disclosures.

In February 2016, the FASB issued Accounting Standards Update 2016-02 (“ASU 2016-02”) which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities.  The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method.  The requirements of this standard include a significant increase in required disclosures.  We are currently evaluating the impact ASU 2016-02 will have on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued Accounting Standards Update 2016-09 (“ASU 2016-09”) that changes the accounting for certain aspects of share-based payments to employees.  The new guidance requires all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. It also allows an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting and to make a policy election for forfeitures as they occur.  The guidance is effective for public business entities for fiscal years beginning after December 15, 2016, and interim periods within those years. Early adoption is permitted.  We are currently evaluating the impact ASU 2016-09 will have on our consolidated financial statements and related disclosures.

Concentration of Credit Risks

Financial instruments that potentially subject us to concentrations of credit risk are cash equivalents, short-term investments and accounts receivable.  Cash equivalents are primarily highly rated money market funds. Short-term investments are certificates of deposit within federally insured limits.  Where applicable, management reviews our accounts receivable and other receivables for potential doubtful accounts and maintains an allowance for estimated uncollectible amounts.  Our policy is to write-off uncollectable amounts at the time it is determined that collection will not occur.

Two licensees accounted for 67% and 33%, respectively, of revenues from patent licensing activities during fiscal year 2016.  Three licensees accounted for 53%, 37% and 10%, respectively, of revenues from patent licensing activities during fiscal year 2015.